Class A C Inst Inv R R6 Shares [Member] Expense Example, No Redemption - Class A C Inst Inv R R6 Shares [Member] - Goldman Sachs Managed Futures Strategy Fund - Class C	Dec. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 194
Expense Example, No Redemption, 3 Years	737
Expense Example, No Redemption, 5 Years	1,306
Expense Example, No Redemption, 10 Years	$ 2,856